Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 1,387,430	₩ 1,091,084
Changes in accounting policy		46,666
Acquisition	53,062	254,066
Disposal and termination	(1,779)	(1,693)
Depreciation	(64,531)	(65,178)
Transfer from (to) property and equipment	2,056	41,335
Transfer and others	(7,785)	21,150
Ending balance	1,368,453	1,387,430
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,880,584	1,518,917
Ending balance	1,927,776	1,880,584
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(493,154)	(427,833)
Ending balance	(559,323)	(493,154)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	553,596	348,848
Acquisition	11,723	148,511
Disposal and termination	(1,536)	(285)
Transfer from (to) property and equipment	(6,792)	33,254
Transfer and others	(18,656)	23,268
Ending balance	538,335	553,596
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	555,164	350,417
Ending balance	539,903	555,164
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,568)	(1,569)
Ending balance	(1,568)	(1,568)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	831,932	742,115
Changes in accounting policy		46,666
Acquisition	7,096	103,774
Disposal and termination	(243)	(1,408)
Depreciation	(64,531)	(65,178)
Transfer from (to) property and equipment	8,848	8,081
Transfer and others	469	(2,118)
Ending balance	783,571	831,932
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,323,518	1,168,379
Ending balance	1,341,326	1,323,518
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(491,586)	(426,264)
Ending balance	(557,755)	(491,586)
Investment property, construction-in-progress [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,902	121
Acquisition	34,243	1,781
Transfer and others	10,402
Ending balance	46,547	1,902
Investment property, construction-in-progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,902	121
Ending balance	₩ 46,547	₩ 1,902